CONSOLIDATED STATEMENT OF CASH FLOWS (Parentheticals) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENT OF CASH FLOWS
Currency translation adjustment, working capital	$ 4.2	$ 25.6	$ 3.8